Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000193424 | Call XSP October 0.01 10/14/2024
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000193424 | Call XSP November 0.01 11/14/2024
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000193424 | Call XSP December 0.01 12/13/2024
Holdings [Line Items]
Percent of Net Asset Value	10.66%
C000193424 | Call XSP January 0.01 01/14/2025
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000193424 | Call XSP Febuary 0.01 02/14/2025
Holdings [Line Items]
Percent of Net Asset Value	9.32%
C000193424 | Call XSP May 0.01 05/14/2025
Holdings [Line Items]
Percent of Net Asset Value	8.31%
C000193424 | Call XSP JUNE 0.01 06/13/2025
Holdings [Line Items]
Percent of Net Asset Value	8.31%
C000193424 | Call XSP JULY 0.01 07/14/2025
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193424 | Call XSP March 0.01 03/14/2025
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000193424 | Call XSP April 0.01 04/14/2025
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000193424 | United States
Holdings [Line Items]
Percent of Net Asset Value	117.68%
C000193424 | Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000193424 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	115.46%
C000193424 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(17.68%)
C000193426 | Call XSP October 56.75 10/14/2024
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193426 | Call XSP November 58.75 11/14/2024
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000193426 | Call XSP AUGUST 72.00 08/14/2025
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000193426 | Call XSP September 73.42 09/12/2025
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000193426 | Call XSP July 73.55 07/14/2025
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193426 | Call XSP June 70.80 06/13/2025
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193426 | Call XSP Febuary 65.20 02/14/2025
Holdings [Line Items]
Percent of Net Asset Value	7.32%
C000193426 | Call XSP April 67.30 04/14/2025
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000193426 | Call XSP May 69.00 05/14/2025
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193426 | Call XSP March 67.18 03/14/2025
Holdings [Line Items]
Percent of Net Asset Value	7.16%
C000193426 | United States
Holdings [Line Items]
Percent of Net Asset Value	127.75%
C000193426 | Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000193426 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	126.50%
C000193426 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(27.75%)
C000241324 | Tenet Healthcare Corp. 06/15/2028 4.625%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241324 | TransDigm, Inc. 12/01/2031 7.125%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241324 | Team Health Holdings, Inc. 03/02/2027 3M SOFR + 5.25%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241324 | Radiology Partners, Inc. 01/31/2029 7.775%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241324 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241324 | Syniverse Holdings LLC 05/13/2027 3M SOFR + 7.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Warhorse Gaming, LLC 06/15/2028 1M SOFR + 9.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Envision Healthcare Operating, INC. TL 1L 12/30/2027 1M SOFR + 8.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Carestream Health, Inc. 09/30/2027 3M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Team Health Holdings, Inc. 06/30/2028 13.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241324 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241324 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241324 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241324 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000241324 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000241324 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000241324 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000241324 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241324 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000241324 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241324 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Convertible Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241325 | Tenet Healthcare Corp. 06/15/2028 4.625%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241325 | TransDigm, Inc. 12/01/2031 7.125%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241325 | Team Health Holdings, Inc. 03/02/2027 3M SOFR + 5.25%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241325 | Radiology Partners, Inc. 01/31/2029 7.775%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241325 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241325 | Syniverse Holdings LLC 05/13/2027 3M SOFR + 7.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Warhorse Gaming, LLC 06/15/2028 1M SOFR + 9.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Envision Healthcare Operating, INC. TL 1L 12/30/2027 1M SOFR + 8.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Carestream Health, Inc. 09/30/2027 3M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Team Health Holdings, Inc. 06/30/2028 13.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241325 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241325 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241325 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241325 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000241325 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000241325 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000241325 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000241325 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000241325 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241325 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000241325 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241325 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Convertible Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200677 | State Street Institutional US Government Money Market Fund, Investor Class
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000200677 | flatexDEGIRO AG
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000200677 | JDC Group AG
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000200677 | ReposiTrack, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000200677 | Elixirr International PLC
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000200677 | Blackline Safety Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000200677 | Kitwave Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000200677 | Climb Global Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000200677 | System Support, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000200677 | IPD Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000200677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000200677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000200677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000200677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000200677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.63%
C000200677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.59%
C000200677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000200677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.86%
C000200677 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000200677 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000200677 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.31%
C000200677 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200678 | flatexDEGIRO AG
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000200678 | JDC Group AG
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000200678 | Elixirr International PLC
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000200678 | Blackline Safety Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000200678 | Kitwave Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000200678 | Catapult Group International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000200678 | SmartCraft ASA
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000200678 | Midi Utama Indonesia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000200678 | M&A Research Institute Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000200678 | Freee KK
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000200678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000200678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000200678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000200678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000200678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000200678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.87%
C000200678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.77%
C000200678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000200678 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000200678 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000200678 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.92%
C000200678 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200679 | flatexDEGIRO AG
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000200679 | JDC Group AG
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000200679 | Elixirr International PLC
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000200679 | Blackline Safety Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000200679 | Kitwave Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000200679 | Catapult Group International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000200679 | SmartCraft ASA
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000200679 | Midi Utama Indonesia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000200679 | M&A Research Institute Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000200679 | Freee KK
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000200679 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000200679 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000200679 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000200679 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000200679 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200679 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000200679 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.87%
C000200679 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.77%
C000200679 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000200679 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000200679 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000200679 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.92%
C000200679 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203691 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000203691 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000203691 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000203691 | Johnson & Miami Counties Unified School District No 230 Spring Hills 09/01/2030 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000203691 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000203691 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000203691 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000203691 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000203691 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000203691 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000203691 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000203691 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000203691 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000203691 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203691 | General Obligation Ltd
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000203691 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000203691 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000203691 | General Obligation Unltd
Holdings [Line Items]
Percent of Net Asset Value	58.95%
C000203691 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000203690 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000203690 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000203690 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000203690 | Johnson & Miami Counties Unified School District No 230 Spring Hills 09/01/2030 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000203690 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000203690 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000203690 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000203690 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000203690 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000203690 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000203690 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000203690 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000203690 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000203690 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203690 | General Obligation Ltd
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000203690 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000203690 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000203690 | General Obligation Unltd
Holdings [Line Items]
Percent of Net Asset Value	58.95%
C000203690 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000225903 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000225903 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000225903 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000225903 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000225903 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000225903 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000225903 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000225903 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000225903 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000225903 | Anheuser-Busch InBev SA/NV
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000225903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000225903 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000225903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000225903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000225903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	28.09%
C000225903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000225903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.71%
C000225903 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000168469 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000168469 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000168469 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000168469 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000168469 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000168469 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000168469 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000168469 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000168469 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000168469 | Anheuser-Busch InBev SA/NV
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000168469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000168469 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000168469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000168469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000168469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	28.09%
C000168469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.95%
C000168469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.71%
C000168469 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000159698 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000159698 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.17%
C000159698 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000159698 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000159698 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000159698 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000159698 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000159698 | Anheuser-Busch InBev SA/NV
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000159698 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000159698 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000159698 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000159698 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000159698 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000159698 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.26%
C000159698 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000159698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.47%
C000159698 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000159698 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	17.48%
C000159696 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	9.92%
C000159696 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000159696 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000159696 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000159696 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000159696 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000159696 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000159696 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000159696 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000159696 | John Wiley & Sons, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000159696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000159696 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.92%
C000159696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000159696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000159696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.67%
C000159696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.77%
C000159696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.55%
C000159696 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000159696 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000159697 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	9.92%
C000159697 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000159697 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.18%
C000159697 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000159697 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000159697 | Stericycle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000159697 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000159697 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000159697 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000159697 | John Wiley & Sons, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000159697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000159697 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.92%
C000159697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.67%
C000159697 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000159697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.67%
C000159697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.77%
C000159697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.55%
C000159697 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000159697 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000225205 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000225205 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000225205 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000225205 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000225205 | Campbell Soup Co.
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000225205 | NIKE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000225205 | Warner Bros Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000225205 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000225205 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000225205 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000225205 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.48%
C000225205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.59%
C000225205 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000225205 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000225205 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000225205 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000225205 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000225205 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000225205 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000225205 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000225205 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000225205 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.85%
C000225205 | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.67%